Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following information is presented to disclose the relationship between executive compensation actually paid (“CAP”), as calculated under applicable SEC rules, and the Company’s financial performance. As required by SEC rules, the table presented below discloses CAP for (i) the Company’s principal executive officer (“PEO”), Krishna Vaddi, and (ii) the Company’s other non-PEO NEOs on an average basis.

The methodology for calculating amounts presented in the columns “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs,” including details regarding the amounts that were deducted from and added to, the Summary Compensation Table totals to arrive at the values presented for CAP, are provided in the footnotes to the table.

					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1) (2)	Average Summary Compensation for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2)	Total Shareholder Return (3)	Net Income (Loss) (in millions) (4)
2025	$1,348,000	$2,423,418	$833,563	$1,263,857	$67.92	$(99.50)
2024	2,327,471	448,039	1,320,908	315,547	29.74	$(127.17)

(1) Krishna Vaddi served as CEO for the entirety of 2025 and 2024. The individuals comprising the Company’s non-PEO NEOs consist of Bryant Lim and Peggy Scherle for fiscal year ended December 31, 2025 and Bryant Lim and Jane Huang for fiscal year ended December 31, 2024.

(2) Amounts reported in these columns represent the CAP to our PEO and the average amount of CAP to our non-PEO NEOs, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the total compensation actually earned by or received by our PEO or non-PEO NEOs during the applicable year. The following adjustments were made to the total compensation as set forth in the Summary Compensation Table for each year to determine the CAP:

	2025		2024
	Krishna Vaddi ($)	Average of Non-PEO NEOs ($)	Krishna Vaddi ($)	Average of Non-PEO NEOs ($)
Summary Compensation Table Total for PEO ($) (a)	$1,348,000	$833,563	$2,327,471	$1,320,908
Adjustments for Equity Awards
Less: Grant Date Fair Value of Awards reported in Summary Compensation Table (b)	(412,744)	(155,935)	(1,446,379)	(588,783)
Plus: Year-End Fair Value of Unvested Awards Granted in Year (c)	1,199,979	453,621	275,903	114,238
Plus: Fair Value of Awards Granted and Vested in Year	—	—	—	—
Plus: Change in Fair Value of Unvested Awards Granted in Prior Years (d)	359,595	159,006	(622,626)	(481,121)
Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in Year (e)	(71,412)	(26,398)	(86,330)	(49,695)
Compensation Actually Paid	2,423,418	1,263,857	448,039	315,547

(a) Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b) Represents the aggregate grant date fair value of the option awards granted during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(c) Represents the aggregate fair value as of the indicated fiscal year-end of outstanding and unvested option awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d) Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards held as of the last day that was granted in a prior fiscal year of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(e) Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award held that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles

(3) Cumulative total shareholder return (“TSR”) assumes an initial investment of $100 on December 31, 2023.

(4) As reported in the Company's consolidated financial statements.

Named Executive Officers, Footnote	Krishna Vaddi served as CEO for the entirety of 2025 and 2024. The individuals comprising the Company’s non-PEO NEOs consist of Bryant Lim and Peggy Scherle for fiscal year ended December 31, 2025 and Bryant Lim and Jane Huang for fiscal year ended December 31, 2024.
PEO Total Compensation Amount	$ 1,348,000	$ 2,327,471
PEO Actually Paid Compensation Amount	$ 2,423,418	448,039
Adjustment To PEO Compensation, Footnote	Amounts reported in these columns represent the CAP to our PEO and the average amount of CAP to our non-PEO NEOs, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the total compensation actually earned by or received by our PEO or non-PEO NEOs during the applicable year. The following adjustments were made to the total compensation as set forth in the Summary Compensation Table for each year to determine the CAP:

	2025		2024
	Krishna Vaddi ($)	Average of Non-PEO NEOs ($)	Krishna Vaddi ($)	Average of Non-PEO NEOs ($)
Summary Compensation Table Total for PEO ($) (a)	$1,348,000	$833,563	$2,327,471	$1,320,908
Adjustments for Equity Awards
Less: Grant Date Fair Value of Awards reported in Summary Compensation Table (b)	(412,744)	(155,935)	(1,446,379)	(588,783)
Plus: Year-End Fair Value of Unvested Awards Granted in Year (c)	1,199,979	453,621	275,903	114,238
Plus: Fair Value of Awards Granted and Vested in Year	—	—	—	—
Plus: Change in Fair Value of Unvested Awards Granted in Prior Years (d)	359,595	159,006	(622,626)	(481,121)
Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in Year (e)	(71,412)	(26,398)	(86,330)	(49,695)
Compensation Actually Paid	2,423,418	1,263,857	448,039	315,547

(a) Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b) Represents the aggregate grant date fair value of the option awards granted during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(c) Represents the aggregate fair value as of the indicated fiscal year-end of outstanding and unvested option awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d) Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards held as of the last day that was granted in a prior fiscal year of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(e) Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award held that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles

Non-PEO NEO Average Total Compensation Amount	$ 833,563	1,320,908
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,263,857	315,547
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in these columns represent the CAP to our PEO and the average amount of CAP to our non-PEO NEOs, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the total compensation actually earned by or received by our PEO or non-PEO NEOs during the applicable year. The following adjustments were made to the total compensation as set forth in the Summary Compensation Table for each year to determine the CAP:

	2025		2024
	Krishna Vaddi ($)	Average of Non-PEO NEOs ($)	Krishna Vaddi ($)	Average of Non-PEO NEOs ($)
Summary Compensation Table Total for PEO ($) (a)	$1,348,000	$833,563	$2,327,471	$1,320,908
Adjustments for Equity Awards
Less: Grant Date Fair Value of Awards reported in Summary Compensation Table (b)	(412,744)	(155,935)	(1,446,379)	(588,783)
Plus: Year-End Fair Value of Unvested Awards Granted in Year (c)	1,199,979	453,621	275,903	114,238
Plus: Fair Value of Awards Granted and Vested in Year	—	—	—	—
Plus: Change in Fair Value of Unvested Awards Granted in Prior Years (d)	359,595	159,006	(622,626)	(481,121)
Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in Year (e)	(71,412)	(26,398)	(86,330)	(49,695)
Compensation Actually Paid	2,423,418	1,263,857	448,039	315,547

(a) Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b) Represents the aggregate grant date fair value of the option awards granted during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(c) Represents the aggregate fair value as of the indicated fiscal year-end of outstanding and unvested option awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d) Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards held as of the last day that was granted in a prior fiscal year of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(e) Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award held that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles

Compensation Actually Paid vs. Total Shareholder Return

The following graph illustrates the relationship between the CAP paid to our PEO and other NEOs as calculated pursuant to SEC rules to our cumulative TSR over the two fiscal years ending December 31, 2025.

Compensation Actually Paid vs. Net Income	The following graph illustrates the relationship of the CAP for our PEO and other NEOs as calculated pursuant to SEC rules to our net loss for the two fiscal years ending December 31, 2025.
Total Shareholder Return Amount	$ 67.92	29.74	$ 100
Net Income (Loss)	$ (99,500,000)	$ (127,170,000)
PEO Name	Krishna Vaddi	Krishna Vaddi
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (412,744)	$ (1,446,379)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,199,979	275,903
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	359,595	(622,626)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,412)	(86,330)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(155,935)	(588,783)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	453,621	114,238
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	159,006	(481,121)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (26,398)	$ (49,695)